FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 29, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)
Federated Hermes Capital Reserves Fund
Federated Hermes Government Reserves Fund
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class P Shares
Federated Hermes Government Obligations Fund
Administrative Shares
Advisors Shares
Capital Shares
Cash II Shares
Cash Series Shares
Institutional Shares
Premier Shares
Select Shares
Service Shares
SDG Shares
Trust Shares
Federated Hermes Government Obligations Tax-Managed Fund
Automated Shares
Institutional Shares
Service Shares
Federated Hermes Institutional Money Market Management
Capital Shares
Eagle Shares
Institutional Shares
Service Shares
Federated Hermes Prime Cash Obligations Fund
Advisor Shares
Automated Shares
Cash II Shares
Cash Series Shares
Capital Shares
Class R Shares
Wealth Shares
Service Shares
Trust Shares
Federated Hermes Institutional Prime Obligations Fund
Capital Shares
Institutional Shares
Service Shares
Federated Hermes Institutional Prime Value Obligations Fund
Capital Shares
Institutional Shares
Service Shares
Federated Hermes Treasury Obligations Fund
Automated Shares
Capital Shares
Institutional Shares
Service Shares
Trust Shares
Federated Hermes Trust for U.S. Treasury Obligations
Cash II Shares
Cash Series Shares
Institutional Shares (collectively, “the Funds”)

1933 Act File No. 33-31602 1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2022, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 246 on September 26, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary